Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr 1,162	SFr 1,314	SFr 937	SFr 2,476	SFr 1,686
Net income attributable to shareholders for basic earnings per share	1,162	1,314	937	2,476	1,686
Net income/(loss) attributable to shareholders for diluted earnings per share	SFr 1,162	SFr 1,314	SFr 937	SFr 2,476	SFr 1,686
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,473.6	2,465.9	2,546.1	2,469.7	2,559.6
Dilutive share options and warrants (in shares)	2.6	1.6	4.0	2.1	3.6
Dilutive share awards (in shares)	35.2	60.1	46.4	47.7	45.9
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,511.4	2,527.6	2,596.5	2,519.5	2,609.1
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.47	SFr 0.53	SFr 0.37	SFr 1.00	SFr 0.66
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.46	SFr 0.52	SFr 0.36	SFr 0.98	SFr 0.65
Weighted-average potential dilutive common shares	5.3	4.2	6.2	4.8	6.5